22. Share-based Compensation (Details - Options by Exercise Price) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Exercisable | shares	139,450
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$118-$172 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 118
Upper exercise price per share (in dollars per share)	$ 172
Shares Exercisable | shares	1,000
Weighted average remaining contractual life	5 years 1 month 16 days
Weighted average exercise price	$ 172
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$40 - $117 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 40
Upper exercise price per share (in dollars per share)	$ 117
Shares Exercisable | shares	42,300
Weighted average remaining contractual life	6 years 4 months 17 days
Weighted average exercise price	$ 63.61
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$2 - $39 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 2
Upper exercise price per share (in dollars per share)	$ 39
Shares Exercisable | shares	93,650
Weighted average remaining contractual life	7 years 3 months 29 days
Weighted average exercise price	$ 5.6
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$1-$2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 1
Upper exercise price per share (in dollars per share)	$ 2
Shares Exercisable | shares	2,500
Weighted average remaining contractual life	9 years 8 months 9 days
Weighted average exercise price	$ 1.96
Aggregate Intrinsic Value (in Dollars) | $	$ 0